Financial Risk Management	12 Months Ended
Dec. 31, 2023
Financial Risk Management
Financial Risk Management
6. Financial Risk Management

The Company has a risk management policy for monitoring and managing the nature and overall position of financial risks and to assess its financial results and impacts on its cash flows. Counterparty credit limits are also reviewed periodically or whenever the Company identifies significant changes in financial risk.

The economic and financial risks reflect the behavior of macroeconomic variables such as interest rates as well as other characteristics of the financial instruments maintained by the Company. These risks are managed through control and monitoring policies, specific strategies, and limits.

a.     Financial risk factors

The Company’s activities expose it to certain financial risks mainly related to market risk, credit risk and liquidity risk. Management and the Group’s Board of Directors monitor such risks in line with their capital management policy objectives.

This Note presents information on the Company’s exposure to each of the risks above, the objectives of the Company, measurement policies, and the Company’s risk and capital management process.

The Company has no derivative transactions.

a. Market risk – cash flow interest rate risk

This risk arises from the possibility that the Company incurs losses because of interest rate fluctuations that increase finance costs related to financing and bonds raised in the market and obligations for acquisitions from third parties payable in installments. The Company continuously monitors market interest rates in order to assess the need to contract financial instruments to hedge against volatility of these rates. Additionally, financial assets also indexed to CDI and IPCA (broad consumer price index) partially mitigate any interest rate exposures. Interest rates contracted are as follows:

	December 31, 2023	December 31, 2022	Interest rate
Bonds
Private Bonds – 6th Issuance – series 2	-	53,688	CDI + 1.00% p.a.
Private Bonds – 9th Issuance – series 2	263,904	259,843	CDI + 2.40% p.a.
Bonds – 1st Issuance – single	527,859	529,465	CDI + 2.30% p.a.
Financing and Lease Liabilities	96,657	140,563	IPCA
Accounts Payable for Business Combination and acquisition of associates	614,120	625,277	100% CDI
	1,502,540	1,608,836

b. Credit risk

Credit risk arises from the potential default of a counterparty on an agreement or financial instrument, resulting in financial loss. The Company is exposed to credit risk in its operating activities (mainly in connection with trade receivables), financial activities that include reverse factoring deposits with banks and other financial institutions, and other financial instruments contracted.

The Company mitigates its exposure to credit risks associated with financial instruments, deposits in banks and short-term investments by investing in prime financial institutions and in accordance with limits previously set in the Company’s policy. See notes 8 and 9.

To mitigate risks associated with trade receivables, the Company adopts a sales policy and an analysis of the financial and equity condition of its counterparties. The sales policy is directly associated with the level of credit risk the Company is willing to accept in the normal course of its business.

The diversification of its receivable’s portfolio, the selectivity of its customers, as well as the monitoring of sales financing terms and individual position limits are procedures adopted to minimize defaults or losses in the realization of trade receivables. Thus, the Company does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics.

Furthermore, the Company reviews the recoverable amount of its trade receivables at the end of each reporting period to ensure that expected credit losses have been recorded (note 10).

c. Liquidity risk

To cover possible liquidity deficiencies or mismatches between cash and cash equivalents and short-term debt and financial obligations, the Company continues to operate with reverse factoring if this credit line is offered by banks and accepted by Company suppliers. This is the risk of the Company not having enough funds and or bank credit limits to meet its short-term financial commitments, due to mismatching terms in expected receipts and payments.

The Company continuously monitors its cash balance and indebtedness level and implemented measures to allow access to the capital markets, when necessary. It also endeavors to assure they remain within existing credit limits. Management also monitors projected and actual cash flows and the combination of the maturity profiles of the financial assets, liabilities and takes into consideration its debt financing plans, covenant compliance, internal liquidity targets and, if applicable, regulatory requirements.

On September 28, 2022 the Company’s subsidiary Somos Sistemas de Ensino S.A issued R$ 250,000 in private bonds, not convertible. The bonds were aimed to reinforce the Company’s capital structure, and lengthen the debt maturity profile, whose average term currently is 36 months from the issuance. For more information, see note 15. The table below presents the maturity of the Company’s financial liabilities.

Financial liabilities by maturity ranges

December 31, 2023	Less than one year	Between one and two years	Over two years	Total
Bonds and financing (Note 15)	541,763	250,000	-	791,763
Lease Liabilities (Note 17)	17,078	16,631	62,948	96,657
Accounts Payable for business combination and acquisition of associates (Note 19)	216,728	196,406	200,986	614,120
Suppliers (Note 16)	221,291	-	-	221,291
Reverse Factoring (Note 16)	263,948	-	-	263,948
Other liabilities - related parties (Note 21)	15,060	-	-	15,060
	1,275,868	463,037	263,934	2,002,839

Financial liabilities by maturity ranges

The table below reflects the estimated interest rate based on CDI and IPCA for 12 months (13.10% p.a. and 4.62% p.a., respectively), in according to contractual rates on December 31,2023. Amounts payable refer to principal and interest based on undiscounted contractual amounts and, therefore, do not reflect the financial position presented as of December 31, 2023:

December 31, 2023	Less than one year	Between one and two years	Over two years	Total
Bonds and financing	612,717	282,742	-	895,459
Lease Liabilities	17,867	17,400	65,857	101,124
Accounts Payable for business combination and acquisition of associates	245,113	222,130	227,309	694,552
Suppliers	250,273	-	-	250,273
Reverse Factoring	298,517	-	-	298,517
Other liabilities - related parties	17,032	-	-	17,032
	1,441,519	522,272	293,166	2,256,957

Capital management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure of the Company, management can make, or may propose to the shareholders when their approval is required, adjustments to the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce, for example, debt.

The Company monitors capital based on the gearing ratio. This ratio corresponds to the net debt expressed as a percentage of total capitalization. Net debt comprises financial liabilities less cash and cash equivalents. Total capitalization is calculated as shareholders’ equity as shown in the consolidated balance sheet plus net debt.

The Company’s main capital management objectives are to safeguard its ability to continue as a going concern, optimize returns, allow consistency of operations to other stakeholders, and maintain an optimal capital structure reducing financial costs and maximizing the returns. In addition, the Company monitors financial leverage adequacy, and mitigates risks that may affect the availability of capital for Company development.

	December 31, 2023	December 31, 2022
Net debt (i)	1,906,975	1,969,241
Total shareholder’' equity	4,520,791	4,629,679
Total capitalization (ii)	2,613,816	2,660,438
Gearing ratio - % - (iii)	73%	74%

(i)	Net debt comprises financial liabilities (note 7) net of cash and cash equivalents.
(ii)	Refers to the difference between Shareholders’ Equity and Net debt.
(iii)	The Gearing Ratio is calculated based on Net Debt/Total Capitalization.

Sensitivity analysis

The following table presents the sensitivity analysis of potential losses from financial instruments, according to Management’s assessment of relevant market risks presented above.

A probable scenario (Base scenario) over a 12-month horizon was used, with a projected rate of 13.10% p.a. as per DI Interest Deposit rate (“CDI”), reference rates disclosed by B3 S.A. (Brazilian stock exchange). Two further scenarios are presented, respectively, a 15% interest rate drop in scenario I and 30% interest rate drop in scenario II, of the projected rates.

	Index - % per year	Balance as of December 31, 2023	Base scenario	Scenario I	Scenario II
Financial Investments	104% of CDI	92,455	12,109	10,293	8,476
Marketable Securities	102% of CDI	245,942	32,211	27,379	22,548
		338,397	44,320	37,672	31,024
Accounts Payable for Business Combination and acquisition of associates	100% of CDI	(614,120)	(80,431)	(68,366)	(56,302)
Lease liabilities	100% of IPCA	(96,657)	(4,467)	(3,797)	(3,127)
Bonds and financing	CDI + 2.30%	(791,763)	(103,696)	(88,142)	(72,587)
		(1,502,540)	(188,594)	(160,305)	(132,016)
Net exposure		(1,164,143)	(144,274)	(122,633)	(100,992)
Interest rate -% p.a. (CDI)	-	-	13.10%	11.13%	9.17%
Interest rate -% p.a. (IPCA)	-	-	4.62%	3.93%	3.23%
Stressing scenarios	-	-	-	(15%)	(30%)